Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Allowance for doubtful accounts	¥ 878	¥ 838
Reversed the allowance of doubtful accounts		¥ 1,511